Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)	Nov. 22, 2021	Apr. 07, 2021
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 1,289,965	$ 790,000